Significant Accounting Policies (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Provision for Doubtful Accounts	$ 734,983		$ 265,751	$ 734,983
Gain loss from sale of bunkers to charterers			4,462,298	502,596	472,351
Vessels Salvage Value Per Lightweight Ton	$300	$150
Impairment loss			0	0	277,327,148
Effect of change in accounting estimate			1,241,503	294,414
Per share effect of change in accounting estimate			$ 0.10	$ 0.05
Depreciation			16,986,584	16,386,426	32,544,199
Drybulk Carriers
Property Plant And Equipment [Line Items]
Useful life			25 years
Containerships
Property Plant And Equipment [Line Items]
Useful life			30 years
Write Down Of Six Vessels
Property Plant And Equipment [Line Items]
Impairment loss					271,587,148
Computer Systems Software
Property Plant And Equipment [Line Items]
Useful life			5 years
Company Cars
Property Plant And Equipment [Line Items]
Useful life			3 years
Other Fixed Assets
Property Plant And Equipment [Line Items]
Depreciation			$ 164,527	$ 135,095	$ 83,407